PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	December 31,
	2015	2014
Cost:
Computers and electronic equipment	$146	$63
Office furniture and equipment	84	41
Clinical and medical equipment	15	14
Leasehold improvement	93	39

	338	157
Accumulated depreciation:
Computers and electronic equipment	50	30
Office furniture and equipment	7	3
Clinical and medical equipment	12	10
Leasehold improvement	42	17

	111	60

Depreciated cost	$227	$97